Depreciation Provided Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2011
Buildings and improvements | Minimum
Property and Equipment [Line Items]
Useful life of assets	10 years
Buildings and improvements | Maximum
Property and Equipment [Line Items]
Useful life of assets	45 years
Land improvements | Minimum
Property and Equipment [Line Items]
Useful life of assets	10 years
Land improvements | Maximum
Property and Equipment [Line Items]
Useful life of assets	45 years
Airplane
Property and Equipment [Line Items]
Useful life of assets	20 years
Furniture, fixtures and equipment | Minimum
Property and Equipment [Line Items]
Useful life of assets	3 years
Furniture, fixtures and equipment | Maximum
Property and Equipment [Line Items]
Useful life of assets	20 years